SUMMARY OF ACCOUNTING POLICIES - Changes in classification and presentation (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Prepaid expenses and other current assets	$ 5,067,513	$ 4,647,163
Other non-current assets	1,073,226	793,298
Current portion of lease liabilities	5,210,183	4,691,344
Lease liabilities	$ 58,310,032	57,517,973
Published
Disclosure of reclassifications or changes in presentation [line items]
Prepaid expenses and other current assets		5,440,461
Other non-current assets		0
Current portion of lease liabilities		7,728,923
Lease liabilities		54,480,394
Adjustment
Disclosure of reclassifications or changes in presentation [line items]
Prepaid expenses and other current assets		(793,298)
Other non-current assets		793,298
Current portion of lease liabilities		(3,037,579)
Lease liabilities		$ 3,037,579